Financial Instrument Risk - Foreign Exchange Rate Sensitivity (Details) - Currency risk - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on profit	£ 383	£ (298)
Reasonably possible decrease in risk variable, impact on profit	(375)	589
Reasonably possible increase in risk variable, impact on equity	3,526	(2,038)
Reasonably possible decrease in risk variable, impact on equity	£ (3,458)	£ 4,031
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	4.00%	6.00%
Reasonably possible decrease in risk variable, percent	(4.00%)	(13.00%)